SCHEDULE OF INVENTORIES (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 131,201	$ 145,533	$ 334,917
Raw materials and supplies	179,759	170,975	125,130
Total	$ 310,960	$ 316,508	$ 460,047